Note 10. Future Minimum Lease Payments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Table Text Block Supplement [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum rents are as follows for the twelve months ending September 30:
2017	$591,837
2018	546,866
2019	509,418
2020	474,982
2021	448,819
Thereafter	2,527,708

$5,099,630
Future minimum rents are as follows:
2016	$256,124
2017	256,703
2018	253,266
2019	235,939
2020	217,051
Thereafter	1,511,063

$2,730,146